Basic and Diluted Net Loss Per Share (Details) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Apr. 02, 2023	Dec. 31, 2022
Basic and Diluted Net Loss Per Share [Abstract]
Dividend paid